Expense Example {- Fidelity International Discovery K6 Fund} - 10.31 Fidelity International Discovery K6 Fund PRO-04 - Fidelity International Discovery K6 Fund - Fidelity International Discovery K6 Fund
Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 61
3 years	192
5 years	335
10 years	$ 750